Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,944,000
Previously Paid Amount	0.00
Total Fee Amount	268.47
Total Offset Amount	0.00
Net Fee	268.47
Narrative - Max Aggregate Offering Price	$ 1,944,000
Final Prospectus	true